Major Commitments and Contingencies (Purchase Commitments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Other Commitments [Member]
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment	$ 2,300